Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Cash flows from operating activities:
Loss	$ (2,521)	$ (3,262)	$ (8,949)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	144	6	147
Impairment loss of equipment (see Note 3)	1,223		(7)
Cost of share-based payment	382	376	604
Finance expenses (income), net	46	(512)	(748)
Impairment loss of intangible assets			273
Impairment loss of goodwill			160
Aborted public offering costs			53
Tax benefit			(60)
Profit loss	1,795	(130)	422
Working capital adjustments:
Decrease (increase) in other accounts receivable	158	(189)	(99)
Increase (decrease) in trade payables	(743)	113	177
Increase (decrease) in other accounts payable	(706)	3	649
Increase (decrease) in related parties	(874)		668
Working capital	(2,165)	(73)	1,395
Net cash used in operating activities	(2,891)	(3,465)	(7,132)
Cash flows from investing activities:
Investment in restricted bank deposits	(1)		(10)
Purchase of property and equipment		(12)	(17)
Proceeds from sale of property and equipment	724		44
Repayment (grant) of convertible loans	546	(500)	(2,125)
Acquisition of initially consolidated subsidiary			14
Net cash provided by (used in) investing activities	1,269	(512)	(2,094)
Cash flows from financing activities:
Issue of share capital (net of issue expenses)	1,110
Issue of warrants	682
Payment of issue expenses related to previous period	(30)
Interest paid on lease liability	(10)
Repayment of lease liabilities	(22)
Issue of convertible debentures (net of issue expenses)			1,481
Prepaid public offering costs		(36)	(36)
Receipt of short-term credit from others			91
Net cash provided by (used in) financing activities	1,730	(36)	1,536
Exchange rate differences on cash and cash equivalents in foreign currency		308	301
Exchange rate differences on translation differences on cash and cash equivalents		(387)	(321)
Total cash and cash equivalents		(79)	(20)
Increase (decrease) in cash and cash equivalents	108	(4,092)	(7,710)
Cash and cash equivalents at the beginning of the period	1,485	9,195	9,195
Cash and cash equivalents at the end of the period	1,593	5,103	1,485
The subsidiaries’ assets and liabilities at date of acquisition:
Working capital (excluding cash)			648
Property and equipment			(2,192)
Customer relationships			(307)
Deferred taxes liability			60
Goodwill			(160)
Non-controlling interests			318
Total assets and liabilities at date of acquisition			(1,633)
Conversion of convertible loans			1,647
Acquisition of initially consolidated subsidiary			14
(b) Significant non-cash transactions:
Conversion of debentures into share capital	250
Issue of share capital			10
Unpaid issue expenses	$ 40		$ 30